Revised Financial Statements (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended
	Dec. 31, 2014	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2012	Mar. 31, 2015	Dec. 31, 2013
Out-of-period adjustment, net affect on after-tax income		$ 3,000,000	$ 3,500,000
Retained earnings	(1,283,549,000)		(1,283,549,000)			(1,372,041,000)
Out-of-period adjustment net affect on diluted earnings per share (in dollars per share)	$ 0.03			$ 0.06
Revision
Retained earnings	6,659,000		6,659,000			9,280,000
Subsequent Event
Out-of-period adjustment, net affect on after-tax income					$ 7,500,000